Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Columbia Corporate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		2.04%	(0.17%)	1.99%
Columbia Corporate Income Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.39%	1.05%	2.75%
Columbia Corporate Income Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		7.53%	1.18%	2.87%
Columbia Corporate Income Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		7.45%	1.21%	2.90%
Columbia Corporate Income Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	7.38%	1.05%	2.75%
Without Sales Load [Member] | Columbia Corporate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		7.12%	0.80%	2.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]	8.02%	(0.67%)	1.54%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent		7.76%	1.35%	2.85%
Bloomberg U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		7.60%	0.47%	2.50%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.